Operations By Reporting Segment And Geographic Area (Summary of Total Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Assets	$ 6,927	$ 7,029
Capital Expenditures	387	348	251
Depreciation and amortization	289	284	333
Powertrain [Member]
Segment Reporting Information [Line Items]
Total Assets	3,143	3,028
Capital Expenditures	283	263	174
Depreciation and amortization	168	159	189
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Total Assets	3,242	3,208
Capital Expenditures	86	68	58
Depreciation and amortization	99	102	119
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	6,385	6,236
Capital Expenditures	369	331	232
Depreciation and amortization	267	261	308
Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	517	760
Capital Expenditures	16	14	18
Depreciation and amortization	21	21	23
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total Assets	25	33
Capital Expenditures	2	3	1
Depreciation and amortization	$ 1	$ 2	$ 2